Stock Plans	12 Months Ended
Dec. 31, 2011
Stock Plans [Abstract]
Stock Plans

Note 9. Stock Plans:

Performance Incentive Plan and Stock Compensation Plan for Non-Employee Directors

Under the Philip Morris International Inc. 2008 Performance Incentive Plan (the "Plan"), PMI may grant to certain eligible employees stock options, stock appreciation rights, restricted stock, restricted stock units, deferred stock and deferred stock units and other stock-based awards based on PMI's common stock, as well as performance-based incentive awards. Up to 70 million shares of PMI's common stock may be issued under the Plan. At December 31, 2011, shares available for grant under the Plan were 28,404,021.

PMI also adopted the Philip Morris International Inc. 2008 Stock Compensation Plan for Non-Employee Directors (the "Non-Employee Directors Plan"). A non-employee director is defined as each member of the PMI Board of Directors who is not a full-time employee of PMI or of any corporation in which PMI owns, directly or indirectly, stock possessing at least 50% of the total combined voting power of all classes of stock entitled to vote in the election of directors in such corporation. Up to 1 million shares of PMI common stock may be awarded under the Non-Employee Directors Plan. As of December 31, 2011, shares available for grant under the plan were 818,410.

Restricted and Deferred Stock Awards

PMI may grant restricted stock and deferred stock awards to eligible employees; recipients may not sell, assign, pledge or otherwise encumber such shares or awards. Such shares or awards are subject to forfeiture if certain employment conditions are not met. Restricted stock and deferred stock awards generally vest on the third anniversary of the grant date. Shares of restricted stock carry voting and dividend rights. Deferred stock awards carry no such rights, although they do earn dividend equivalents.

During 2011, the activity for restricted stock and deferred stock awards was as follows:

	Number of Shares	Weighted- Average Grant Date Fair Value Per Share
Balance at January 1, 2011	8,768,707	$43.94
Granted	3,849,600	59.44
Vested	(1,765,109)	47.49
Forfeited	(415,310)	46.51

Balance at December 31, 2011	10,437,888	48.67

The weighted-average grant date fair value of the restricted stock and deferred stock awards granted to PMI employees during the years ended December 31, 2011, 2010 and 2009, was $229 million, $169 million and $142 million, or $59.44, $47.54 and $37.01 per restricted or deferred share, respectively. The fair value of the restricted stock and deferred stock awards at the date of grant is amortized to expense ratably over the restriction period. PMI recorded compensation expense for the restricted and deferred stock awards of $162 million, $127 million and $93 million for the years ended December 31, 2011, 2010 and 2009, respectively. The unamortized compensation expense related to restricted and deferred stock awards was $221 million at December 31, 2011, and is expected to be recognized over a weighted-average period of two years.

During the year ended December 31, 2011, 1.8 million shares of PMI restricted and deferred stock awards vested. The grant date fair value of all the vested shares was approximately $84 million. The total fair value of the awards that vested in 2011 was approximately $107 million.

During the year ended December 31, 2010, 2.0 million shares of PMI restricted stock and deferred stock awards vested. Of this amount, 1.4 million shares went to PMI employees, and the remainder went to Altria employees who held PMI stock awards as a result of the spin-off. The grant date fair value of all the vested shares was approximately $123 million. The total fair value of the awards that vested in 2010 was approximately the same as the grant date fair value. The grant price information for restricted stock and deferred stock awarded prior to January 30, 2008, reflects the historical market price of Altria stock at date of grant and was not adjusted to reflect the spin-off.

During the year ended December 31, 2009, 1.5 million shares of PMI restricted and deferred stock awards vested. Of this amount, 1.0 million shares went to PMI employees, and the remainder went to Altria and Kraft Foods Inc. employees who held PMI stock awards as a result of the spin-off. The grant date fair value of all the vested shares was approximately $107 million. The total fair value of restricted stock and deferred stock awards that vested in 2009 was approximately the same as the grant date fair value.

Stock Option Awards

At December 31, 2011, PMI shares subject to option were as follows:

	Shares Subject to Option	Weighted- Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at January 1, 2011	3,680,512	$26.14
Options exercised	(3,545,486)	26.18
Options cancelled	(71,082)	23.33

Balance/Exercisable at December 31, 2011	63,944	$27.07	2 years	$3 million

For the years ended December 31, 2011, 2010 and 2009, the total intrinsic value of PMI stock options exercised was $129 million, $292 million and $222 million, respectively.